Financial instruments - risk management (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Equity settled derivative financial liability		£ 400	£ 1,573
Level 3 [Member]
Statement Line Items [Line Items]
Valuation technique (s) and key input(s)	Black Scholes option pricing model
Significant unobservable input(s)	Volatility rate of 42.5%determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 8.6 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate between a range of 0.0% and 1.14% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.